Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our principal executive officers and the other named executive officers (as calculated in accordance with Item 402(v) of Regulation S-K). Compensation actually paid does not necessarily reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year, nor does it reflect how the Compensation Committee evaluates compensation decisions or pay-for-performance alignment. The Compensation Committee did not use compensation actually paid as the basis for making fiscal year 2026 compensation decisions. Rather, the Compensation Committee considered the factors described above under “Executive Compensation,” including Company performance, individual performance, leadership needs, retention considerations, market data, and stockholder alignment.

Year	Summary Compensation Table Total for PEO 1(1)(2)	Summary Compensation Table Total for PEO 2(1)	Summary Compensation Table Total for PEO 3(1)	Compensation Actually Paid to PEO 1(2)(4)(5)(6)	Compensation Actually Paid to PEO 2(4)(5)(6)	Compensation Actually Paid to PEO 3(4)(5)(6)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(7)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss (thousands)(9)	Earnings Per Share
2026	—	—	$390,000	—	—	$433,743	$200,000	$249,163	$50.90	$(4,560.00)	$(0.56)
2025	—	$526,572	$648,766	—	$(271,839)	$483,725	$159,757	$65,045	$31.74	$(6,122.00)	$(0.86)
2024	$552,115	$0	—	$552,115	$417,729	—	$158,734	$143,545	$80.84	$(4,661.19)	$(0.66)[6]

____________

(1)      PEO 1: Robert Sarlls was the Chief Executive Officer in fiscal year 2023, effective as of effective as of May 9, 2022, until January 27, 2024). PEO 2: Starlette Johnson was the PEO in fiscal year 2024 and 2025 serving from January 27, 2024 to May 13, 2024. PEO 3: Jeffrey Geygan served as the PEO in fiscal year 2025 and 2026, effective from May 14, 2024.

(2)      These amounts reflect compensation of Mr. Sarlls who was appointed the Company’s Chief Executive Officer effective May 9, 2022 until January 27, 2024.

(3)      Non-PEO NEOs for fiscal year 2024 were A. Allen Arroyo Chief Financial Officer, Ryan McGrath Senior VP — Information Technology, Kara Conklin VP Franchise Development, and Donna Coupe VP Franchisee Support and Training. Non-PEO NEOs for fiscal year 2025 were Carrie Cass Chief Financial Officer and Ryan McGrath Senior VP — Operations. Non-PEO NEOs for fiscal year 2026 were Carrie Cass and Ryan McGrath.

(4)      The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.

(5)     The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of the

Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO 1:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$—	$—	$—	$—	$—	$—
2025	$—	$—	$—	$—	$—	$—	$—
2024	$—	$—	$—	$—	$—	$—	$—

PEO 2:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$—	$—	$—	$—	$—	$—
2025	$—	$—	$—	$(2,920)	$(328,919)	$—	$(385,839)
2024	$417,729	$—	$—	$—	$—	$—	$—

PEO 3:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$0	$41,830	$0	$1,913	$0	$0	$43,743
2025	$128,661	$—	$67,064	$—	$—	$—	$195,725
2024	$—	$—	$—	$—	$—	$—	$—

____________

(6)      The amounts reported represent the “compensation actually paid” to PEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to PEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our principal in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.

(7)      The amounts reported represent the “compensation actually paid” to our Non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our principal in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid. The amounts deducted or added in calculating the equity award adjustments are as follows:

Average of Non-PEO NEOs:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$0	$50,085	$0	$(921)	$0	$0	$49,163
2025	$18,492	$—	$4,946	$—	$(82,734)	$—	$(59,246)
2024	$—	$—	$—	$—	$—	$—	$—

____________

(8)      TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(9)      The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote		PEO 1: Robert Sarlls was the Chief Executive Officer in fiscal year 2023, effective as of effective as of May 9, 2022, until January 27, 2024). PEO 2: Starlette Johnson was the PEO in fiscal year 2024 and 2025 serving from January 27, 2024 to May 13, 2024. PEO 3: Jeffrey Geygan served as the PEO in fiscal year 2025 and 2026, effective from May 14, 2024.These amounts reflect compensation of Mr. Sarlls who was appointed the Company’s Chief Executive Officer effective May 9, 2022 until January 27, 2024.Non-PEO NEOs for fiscal year 2024 were A. Allen Arroyo Chief Financial Officer, Ryan McGrath Senior VP — Information Technology, Kara Conklin VP Franchise Development, and Donna Coupe VP Franchisee Support and Training. Non-PEO NEOs for fiscal year 2025 were Carrie Cass Chief Financial Officer and Ryan McGrath Senior VP — Operations. Non-PEO NEOs for fiscal year 2026 were Carrie Cass and Ryan McGrath.The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
Adjustment To PEO Compensation, Footnote

PEO 1:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$—	$—	$—	$—	$—	$—
2025	$—	$—	$—	$—	$—	$—	$—
2024	$—	$—	$—	$—	$—	$—	$—

PEO 2:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$—	$—	$—	$—	$—	$—
2025	$—	$—	$—	$(2,920)	$(328,919)	$—	$(385,839)
2024	$417,729	$—	$—	$—	$—	$—	$—

PEO 3:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$0	$41,830	$0	$1,913	$0	$0	$43,743
2025	$128,661	$—	$67,064	$—	$—	$—	$195,725
2024	$—	$—	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	[1]	$ 200,000	$ 159,757	$ 158,734
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 249,163	65,045	143,545
Adjustment to Non-PEO NEO Compensation Footnote	The amounts deducted or added in calculating the equity award adjustments are as follows:

Average of Non-PEO NEOs:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$0	$50,085	$0	$(921)	$0	$0	$49,163
2025	$18,492	$—	$4,946	$—	$(82,734)	$—	$(59,246)
2024	$—	$—	$—	$—	$—	$—	$—

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) vs. Total Shareholder Return

The following chart shows the relationship between the compensation actually paid to our PEOs and the average of the compensation actually paid to Non-PEO NEOs, with our cumulative TSR for the fiscal years ended February 28, 2026 and February 28, 2025. TSR amounts reported in the graph assume an initial fixed investment of $100 on February 28, 2025.

Compensation Actually Paid vs. Net Income

Relationship between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) vs. Net Income

The following chart shows the relationship between Compensation Actually Paid to our PEOs and Average Compensation Actually Paid to our Non-PEO NEOs, and Net Income.

Compensation Actually Paid vs. Company Selected Measure

Relationship between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) vs. Earnings Per Share

The following chart shows the relationship between Compensation Actually Paid to our PEOs and Average Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share.

Total Shareholder Return Amount		$ 50.9	31.74	80.84
Net Income (Loss)	[3]	$ (4,560)	(6,122)	(4,661.19)
Equity Awards Adjustments, Footnote		The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of theSummary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
PEO 1
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4],[5]			552,115
PEO Actually Paid Compensation Amount	[5],[6],[7],[8]			552,115
PEO Name		Robert Sarlls
PEO 2
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4]		526,572	0
PEO Actually Paid Compensation Amount	[6],[7],[8]		(271,839)	417,729
Adjustment to Compensation, Amount			(385,839)
PEO Name		Starlette Johnson
PEO 2 | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				417,729
PEO 2 | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,920)
PEO 2 | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(328,919)
PEO 2 | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 3
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4]	390,000	648,766
PEO Actually Paid Compensation Amount	[6],[7],[8]	433,743	483,725
Adjustment to Compensation, Amount		$ 43,743	195,725
PEO Name		Jeffrey Geygan
PEO 3 | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	128,661
PEO 3 | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		41,830
PEO 3 | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	67,064
PEO 3 | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,913
PEO 3 | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO 3 | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,163	(59,246)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	18,492
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		50,085
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	4,946
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(921)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(82,734)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	Non-PEO NEOs for fiscal year 2024 were A. Allen Arroyo Chief Financial Officer, Ryan McGrath Senior VP — Information Technology, Kara Conklin VP Franchise Development, and Donna Coupe VP Franchisee Support and Training. Non-PEO NEOs for fiscal year 2025 were Carrie Cass Chief Financial Officer and Ryan McGrath Senior VP — Operations. Non-PEO NEOs for fiscal year 2026 were Carrie Cass and Ryan McGrath.
[2]	The amounts reported represent the “compensation actually paid” to our Non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our principal in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid. The amounts deducted or added in calculating the equity award adjustments are as follows:

Average of Non-PEO NEOs:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$0	$50,085	$0	$(921)	$0	$0	$49,163
2025	$18,492	$—	$4,946	$—	$(82,734)	$—	$(59,246)
2024	$—	$—	$—	$—	$—	$—	$—

[3]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
[4]	PEO 1: Robert Sarlls was the Chief Executive Officer in fiscal year 2023, effective as of effective as of May 9, 2022, until January 27, 2024). PEO 2: Starlette Johnson was the PEO in fiscal year 2024 and 2025 serving from January 27, 2024 to May 13, 2024. PEO 3: Jeffrey Geygan served as the PEO in fiscal year 2025 and 2026, effective from May 14, 2024.
[5]	These amounts reflect compensation of Mr. Sarlls who was appointed the Company’s Chief Executive Officer effective May 9, 2022 until January 27, 2024.
[6]	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
[7]	The amounts reported represent the “compensation actually paid” to PEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to PEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our principal in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.
[8]	The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of the

Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO 1:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$—	$—	$—	$—	$—	$—
2025	$—	$—	$—	$—	$—	$—	$—
2024	$—	$—	$—	$—	$—	$—	$—

PEO 2:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$—	$—	$—	$—	$—	$—
2025	$—	$—	$—	$(2,920)	$(328,919)	$—	$(385,839)
2024	$417,729	$—	$—	$—	$—	$—	$—

PEO 3:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$0	$41,830	$0	$1,913	$0	$0	$43,743
2025	$128,661	$—	$67,064	$—	$—	$—	$195,725
2024	$—	$—	$—	$—	$—	$—	$—

____________